Commitments and Contingencies - Activity in Recorded Environmental Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance, beginning of year		$ 20,322		$ 12,359		$ 13,806
Expenditures		(3,013)		(1,451)		(1,081)
Changes in estimates recorded to earnings and other		(902)		227		(270)
Exit of phosphorus flame retardants business	8,700	0		8,700		0
Foreign currency translation		192		487		(96)
Balance, end of year		16,599		20,322		12,359
Less amounts reported in Accrued expenses		7,386		3,109		1,433
Amounts reported in Other noncurrent liabilities		$ 9,213	[1]	$ 17,213	[1]	$ 10,926

[1]	See Note 15, “Commitments and Contingencies.”